Average Annual Total Returns - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Insurance Portfolio	Apr. 29, 2023
Select Insurance Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	7.76%
Past 5 years	9.92%
Past 10 years	13.59%
Select Insurance Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.57%
Past 5 years	7.21%
Past 10 years	11.15%
Select Insurance Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.73%
Past 5 years	7.10%
Past 10 years	10.53%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1516
Average Annual Return:
Past 1 year	8.74%
Past 5 years	9.99%
Past 10 years	13.75%